Annual Fund Operating Expenses	Apr. 30, 2026
Roundhill Video Games ETF | Roundhill Video Games ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Roundhill Ball Metaverse ETF | Roundhill Ball Metaverse ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%	[1]
Roundhill Cannabis ETF | Roundhill Cannabis ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.41%	[2]
Roundhill Magnificent Seven ETF | Roundhill Magnificent Seven ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.30%	[3]

[1]	The Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements reflect the Fund’s receipt of a rebate on certain of its investments that had the effect of reducing the Fund’s Total Annual Fund Operating Expenses to 0.58%. There is no guarantee that such rebate will be paid to the Fund in the future. The Adviser and the sponsor of certain of the funds in which the Fund invests have established an arrangement whereby the Fund is eligible to receive fee rebates equivalent to a portion of the fees paid on its investments in those funds. In accordance with this arrangement, for the fiscal year ended December 31, 2025, the Fund received a rebate amounting to 0.01% of the Fund’s net assets.
[2]	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[3]	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.